CREDIT FACILITY (Details Narrative) $ / shares in Units, € in Thousands				3 Months Ended
	Mar. 10, 2025 USD ($)	Mar. 10, 2025 EUR (€)	Oct. 01, 2024 $ / shares	Mar. 31, 2025 USD ($)	Mar. 31, 2025 EUR (€)	Mar. 31, 2024 USD ($)	Mar. 31, 2025 EUR (€)	Feb. 12, 2025 USD ($)	Feb. 12, 2025 EUR (€)	Jan. 06, 2025 USD ($)	Jan. 06, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Oct. 01, 2024 EUR (€) shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Repayment of credit facility debt | $				$ 248,000
Debt interest rate				15.20%			15.20%
Line of credit				$ 764,000			€ 704
Interest income | $				94,000
Facility Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Credit facility													€ 6,000
Current borrowing credit facility													2,000
Remaining borrowing credit facility													€ 4,000
Interest rate			7.00%
Drawdown period			5 years
Drawdown percentage													33.00%
Warrant term													5 years
Warrant shares | shares													1,850,000
Exercise price | $ / shares			$ 1.00
Drawdown amount								$ 665,000	€ 645	$ 386,000	€ 375	$ 0
Interest paid				$ 77,000	€ 72
Repayment of credit facility debt	$ 248,000	€ 230